Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Loss for the period	$ (18,600)	$ (21,302)	$ (59,970)	$ (69,892)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	152	(333)	252	(516)
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	83	(314)	275	(48)
Other comprehensive (loss)/income for the period, net of tax	235	(647)	527	(564)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (18,365)	$ (21,949)	$ (59,443)	$ (70,456)